Information on market risk and fair value of financial assets and liabilities (telecom activities) - Translation risk - Tabular disclosure (Details) - Translation risk [member] € in Millions	Dec. 31, 2022 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	€ 60,254
Net debt including derivatives	25,298
Net assets by currency	34,956
Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	50,056
Net debt including derivatives	24,178
Net assets by currency	€ 25,878
Increase in euro interest rates (as a percent)	10.00%
Assets excluding net debt, appreciation	€ (927)
Net debt by currency including derivatives, appreciation	(102)
Net assets by currency, appreciation	€ (825)
Decrease in euro interest rates (as a percent)	10.00%
Assets excluding net debt, depreciation	€ 1,133
Net debt by currency including derivatives, depreciation	(124)
Net assets by currency, depreciation	1,009
United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	224
Net debt including derivatives	(147)
Net assets by currency	371
United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	70
Net debt including derivatives	(5)
Net assets by currency	74
Poland, Zlotych
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	3,388
Net debt including derivatives	856
Net assets by currency	2,532
Egypt, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	781
Net debt including derivatives	112
Net assets by currency	669
Jordan, Dinars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	541
Net debt including derivatives	8
Net assets by currency	533
Morocco, Dirhams
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	925
Net debt including derivatives	393
Net assets by currency	533
Other Currency [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	4,269
Net debt including derivatives	(96)
Net assets by currency	€ 4,366